Provisions - Summary of Changes in Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provisions [line items]
At start of year	£ 112
Total	81	£ 112
Provisions [member]
Disclosure of provisions [line items]
At start of year	112	121
Utilised	(24)	(24)
Exchange translation differences	(7)	15
Total	£ 81	£ 112